SCHEDULE OF TREASURY STOCK (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Treasury stock, balance	175	5,771
Repurchases of Common Shares	7,173	1,988
Issuance of Treasury Stock	(7,154)	(7,584)
Treasury stock, balance	194	175